Cash and cash equivalents	3 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
CASH AND CASH EQUIVALENTS
Cash equivalents	478,541	448,352
Cash	38,144	29,070
Cash and cash equivalents	516,685	477,423
Cash equivalents mainly include term deposits with short-term maturities and highly liquid investments in mutual funds (measured at amortized cost) and highly liquid investments in mutual funds and structured notes (measured at fair value through profit or loss)
denominated in euros and U.S. dollars. Cash equivalents include the invested proceeds from the Offering.
As of December 31, 2025 and March 31, 2026, in addition to the Group’s bank accounts, cash includes notice accounts amounting to
€5,744 thousand and €4,147 thousand respectively. These funds are available on demand within 24 hours and without penalty.
As of December 31, 2025 and March 31, 2026, the impact of the revaluation of cash and cash equivalents held in U.S. dollars into the
Company's functional currency is a net financial expense of €8,639 thousand and a net financial gain of €2,500 thousand, respectively.